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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended: March 31, 2011

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
Check here if Amendment:          [_]; Amendment Number: ____

This Amendment (Check only one):  [_]  is a restatement
                                  [_]  adds new holding entries.
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Institutional Manager Filing this Report:

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
Name:     Sarofim Trust Co.

Address:  Two Houston Center, Suite 2907
          Houston, Texas 77010
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13F File Number: 028-960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

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
Name:   Fayez Sarofim
Phone:  (713) 654-4484
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Signature, Place and Date of Signing:

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
  /s/ Fayez Sarofim             Houston, Texas             5/16/2011
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    [Signature]                 [City, State]               [Date]
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Report Type: (Check only one):

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
  [_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

  [X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

  [_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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List of Other Managers Reporting for this Manager:

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
Form  13F File Number           Name

      028-133                   Fayez Sarofim & Co.
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